SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares upon exercise
Outstanding at beginning of year	2,709,910	3,164,090	3,427,870
Granted, Number of shares upon exercise	764,224	1,301,455	649,000
Forfeited	(254,956)	(158,718)	(93,859)
Exercised	(329,967)	(1,596,917)	(818,921)
Outstanding at end of year	2,889,211	2,709,910	3,164,090
Exercisable at end of year	1,364,620	819,869	1,592,432
Vested and Expected to Vest	2,117,348	1,686,435	2,324,031
Weighted average exercise price
Outstanding at beginning of year	$ 11.03	$ 5.90	$ 3.81
Granted	$ 11.52	$ 8.11	$ 14.31
Forfeited	$ 11.63	$ 12.15	$ 8.57
Exercised	$ 2.85	$ 3.72	$ 3.46
Outstanding at end of year	$ 11.03	$ 11.03	$ 5.90
Exercisable at end of year	$ 10.38	$ 6.62	$ 3.66
Vested and Expected to Vest	$ 11.65	$ 9.86	$ 4.80